UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2018

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2018

Semiannual Report

Deutsche DWS Investments VIT Funds

(formerly Deutsche Investments VIT Funds)

DWS Equity 500 Index VIP

(formerly Deutsche Equity 500 Index VIP)

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
12	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
22	Information About Your Fund’s Expenses
23	Proxy Voting
24	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Equity 500 Index VIP

Performance Summary	June 30, 2018 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 are 0.34%, 0.71% and 0.74% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The Standard & Poor’s 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results (as of June 30, 2018)

DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,246	$11,402	$13,906	$18,509	$25,660
	Average annual total return	2.46%	14.02%	11.62%	13.10%	9.88%
S&P 500 Index	Growth of $10,000	$10,265	$11,437	$14,023	$18,770	$26,340
	Average annual total return	2.65%	14.37%	11.93%	13.42%	10.17%

DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,236	$11,369	$13,788	$18,254	$25,000
	Average annual total return	2.36%	13.69%	11.30%	12.79%	9.60%
S&P 500 Index	Growth of $10,000	$10,265	$11,437	$14,023	$18,770	$26,340
	Average annual total return	2.65%	14.37%	11.93%	13.42%	10.17%

DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B2	Growth of $10,000	$10,229	$11,361	$13,748	$18,165	$24,693
	Average annual total return	2.29%	13.61%	11.19%	12.68%	9.46%
S&P 500 Index	Growth of $10,000	$10,265	$11,437	$14,023	$18,770	$26,340
	Average annual total return	2.65%	14.37%	11.93%	13.42%	10.17%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

DWS Equity 500 Index VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/18	12/31/17
Common Stocks	98%	99%
Cash Equivalents	2%	1%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/18	12/31/17
Information Technology	26%	24%
Health Care	14%	14%
Financials	14%	15%
Consumer Discretionary	13%	12%
Industrials	10%	10%
Consumer Staples	7%	8%
Energy	6%	6%
Utilities	3%	3%
Real Estate	3%	3%
Materials	2%	3%
Telecommunication Services	2%	2%
	100%	100%

Ten Largest Equity Holdings (22.0% of Net Assets)
1.	Apple, Inc.	3.9%
	Designs, manufactures and markets personal computers and related computing and mobile communication devices
2.	Microsoft Corp.	3.2%
	Develops, manufactures, licenses, sells and supports software products
3.	Amazon.com, Inc.	2.9%
	Online retailer that offers a wide range of products, including books, music, videotapes, computers, electronics, home and garden, and numerous products
4.	Alphabet, Inc.	2.9%
	Holding company with subsidiaries that provide web-based search, advertisements, maps, software applications, mobile operating systems and a variety of other products
5.	Facebook, Inc.	2.0%
	Operates a social networking Web site
6.	Berkshire Hathaway, Inc.	1.5%
	Holding company of insurance business and a variety of other businesses
7.	JPMorgan Chase & Co.	1.5%
	Provider of global financial services
8.	Exxon Mobil Corp.	1.5%
	Explorer and producer of oil and gas
9.	Johnson & Johnson	1.4%
	Provider of health care products
10.	Bank of America Corp.	1.2%
	Provider of commercial banking services

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Manager

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

4	|	DWS Equity 500 Index VIP

Investment Portfolio	June 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 98.2%
Consumer Discretionary 12.7%
Auto Components 0.2%
Aptiv PLC	6,511	596,603
BorgWarner, Inc.	4,909	211,872
Goodyear Tire & Rubber Co.	5,713	133,056

		941,531

Automobiles 0.4%
Ford Motor Co.	95,959	1,062,266
General Motors Co.	30,949	1,219,390
Harley-Davidson, Inc.	3,996	168,152

		2,449,808

Distributors 0.1%
Genuine Parts Co.	3,571	327,782
LKQ Corp.*	7,455	237,815

		565,597

Diversified Consumer Services 0.0%
H&R Block, Inc.	5,178	117,955

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	9,858	564,962
Chipotle Mexican Grill, Inc.*	595	256,665
Darden Restaurants, Inc.	3,060	327,604
Hilton Worldwide Holdings, Inc.	6,831	540,742
Marriott International, Inc. “A”	7,253	918,230
McDonald’s Corp.	19,179	3,005,157
MGM Resorts International	12,253	355,704
Norwegian Cruise Line Holdings Ltd.*	5,062	239,179
Royal Caribbean Cruises Ltd.	4,098	424,553
Starbucks Corp.	33,708	1,646,636
Wynn Resorts Ltd.	2,085	348,904
Yum! Brands, Inc.	7,895	617,547

		9,245,883

Household Durables 0.4%
D.R. Horton, Inc.	8,458	346,778
Garmin Ltd.	2,762	168,482
Leggett & Platt, Inc.	3,259	145,482
Lennar Corp. “A”	6,610	347,025
Mohawk Industries, Inc.*	1,538	329,547
Newell Brands, Inc.	11,814	304,683
PulteGroup, Inc.	6,298	181,068
Whirlpool Corp.	1,588	232,213

		2,055,278

Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.*	9,838	16,722,632
Booking Holdings, Inc.*	1,177	2,385,885
Expedia Group, Inc.	2,976	357,686
Netflix, Inc.*	10,619	4,156,595
TripAdvisor, Inc.*	2,553	142,228

		23,765,026

Leisure Products 0.1%
Hasbro, Inc.	2,735	252,468
Mattel, Inc. (a)	8,557	140,506

		392,974

	Shares	Value ($)
Media 2.2%
CBS Corp. “B”	8,342	468,987
Charter Communications, Inc. “A”*	4,524	1,326,482
Comcast Corp. “A”	112,164	3,680,101
Discovery, Inc. “C”*	8,382	213,741
Discovery, Inc. “A”* (a)	3,841	105,628
DISH Network Corp. “A”*	5,672	190,636
Interpublic Group of Companies, Inc.	9,561	224,110
News Corp. “A”	9,421	146,026
News Corp. “B”	3,121	49,468
Omnicom Group, Inc.	5,596	426,807
Twenty-First Century Fox, Inc. “A”	25,707	1,277,381
Twenty-First Century Fox, Inc. “B”	10,650	524,725
Viacom, Inc. “B”	8,489	256,028
Walt Disney Co.	36,308	3,805,441

		12,695,561

Multiline Retail 0.5%
Dollar General Corp.	6,212	612,503
Dollar Tree, Inc.*	5,803	493,255
Kohl’s Corp.	4,092	298,307
Macy’s, Inc.	7,535	282,035
Nordstrom, Inc.	2,913	150,835
Target Corp.	13,026	991,539

		2,828,474

Specialty Retail 2.3%
Advance Auto Parts, Inc.	1,788	242,632
AutoZone, Inc.*	652	437,446
Best Buy Co., Inc.	5,999	447,405
CarMax, Inc.*	4,366	318,150
Foot Locker, Inc.	2,849	150,000
Home Depot, Inc.	28,181	5,498,113
L Brands, Inc.	5,880	216,854
Lowe’s Companies, Inc.	20,086	1,919,619
O’Reilly Automotive, Inc.*	2,003	547,961
Ross Stores, Inc.	9,221	781,480
The Gap, Inc.	5,227	169,303
Tiffany & Co.	2,483	326,763
TJX Companies, Inc.	15,327	1,458,824
Tractor Supply Co.	2,992	228,858
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,394	325,443

		13,068,851

Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc.	8,625	189,922
Michael Kors Holdings Ltd.*	3,662	243,889
NIKE, Inc. “B”	31,326	2,496,056
PVH Corp.	1,907	285,516
Ralph Lauren Corp.	1,364	171,482
Tapestry, Inc.	7,064	329,959
Under Armour, Inc. “A”* (a)	4,604	103,498
Under Armour, Inc. “C”*	4,609	97,158
VF Corp.	7,992	651,508

		4,568,988

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	5

	Shares	Value ($)
Consumer Staples 6.7%
Beverages 1.7%
Brown-Forman Corp. “B”	6,467	316,948
Coca-Cola Co.	93,516	4,101,612
Constellation Brands, Inc. “A”	4,105	898,461
Molson Coors Brewing Co. “B”	4,460	303,458
Monster Beverage Corp.*	10,084	577,813
PepsiCo, Inc.	34,626	3,769,733

		9,968,025

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	10,711	2,238,385
Kroger Co.	19,815	563,737
Sysco Corp.	11,753	802,612
Walgreens Boots Alliance, Inc.	20,835	1,250,413
Walmart, Inc.	35,333	3,026,271

		7,881,418

Food Products 1.1%
Archer-Daniels-Midland Co.	13,668	626,404
Campbell Soup Co.	4,797	194,470
Conagra Brands, Inc.	9,631	344,116
General Mills, Inc.	14,496	641,593
Hormel Foods Corp.	6,655	247,633
Kellogg Co.	6,071	424,181
Kraft Heinz Co.	14,568	915,162
McCormick & Co., Inc.	2,968	344,555
Mondelez International, Inc. “A”	36,046	1,477,886
The Hershey Co.	3,416	317,893
The JM Smucker Co.	2,753	295,892
Tyson Foods, Inc. “A”	7,266	500,264

		6,330,049

Household Products 1.4%
Church & Dwight Co., Inc.	5,960	316,834
Clorox Co.	3,145	425,361
Colgate-Palmolive Co.	21,314	1,381,360
Kimberly-Clark Corp.	8,537	899,288
Procter & Gamble Co.	61,427	4,794,992

		7,817,835

Personal Products 0.1%
Coty, Inc. “A”	11,799	166,366
Estee Lauder Companies, Inc. “A”	5,441	776,376

		942,742
Tobacco 1.0%
Altria Group, Inc.	46,229	2,625,345
Philip Morris International, Inc.	37,968	3,065,536

		5,690,881

Energy 6.2%
Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	10,251	338,591
Halliburton Co.	21,435	965,861
Helmerich & Payne, Inc.	2,671	170,303
National Oilwell Varco, Inc.	9,278	402,665
Schlumberger Ltd.	33,814	2,266,552
TechnipFMC PLC	10,592	336,190

		4,480,162

	Shares	Value ($)
Oil, Gas & Consumable Fuels 5.4%
Anadarko Petroleum Corp.	12,580	921,485
Andeavor	3,397	445,618
Apache Corp.	9,294	434,495
Cabot Oil & Gas Corp.	11,053	263,061
Chevron Corp.	46,676	5,901,247
Cimarex Energy Co.	2,377	241,836
Concho Resources, Inc.*	3,626	501,657
ConocoPhillips	28,583	1,989,948
Devon Energy Corp.	12,761	560,974
EOG Resources, Inc.	14,140	1,759,440
EQT Corp.	6,091	336,101
Exxon Mobil Corp.	103,416	8,555,606
Hess Corp.	6,355	425,086
HollyFrontier Corp.	4,313	295,139
Kinder Morgan, Inc.	46,482	821,337
Marathon Oil Corp.	20,775	433,367
Marathon Petroleum Corp.	11,284	791,685
Newfield Exploration Co.*	4,910	148,528
Noble Energy, Inc.	11,843	417,821
Occidental Petroleum Corp.	18,702	1,564,983
ONEOK, Inc.	10,029	700,325
Phillips 66	10,251	1,151,290
Pioneer Natural Resources Co.	4,177	790,455
Valero Energy Corp.	10,526	1,166,597
Williams Companies, Inc.	20,212	547,947

		31,166,028

Financials 13.6%
Banks 6.0%
Bank of America Corp.	230,341	6,493,313
BB&T Corp.	19,038	960,277
Citigroup, Inc.	62,286	4,168,179
Citizens Financial Group, Inc.	11,808	459,331
Comerica, Inc.	4,219	383,591
Fifth Third Bancorp.	16,773	481,385
Huntington Bancshares, Inc.	27,142	400,616
JPMorgan Chase & Co.	83,166	8,665,897
KeyCorp	25,834	504,796
M&T Bank Corp.	3,552	604,373
People’s United Financial, Inc.	8,585	155,303
PNC Financial Services Group, Inc.	11,471	1,549,732
Regions Financial Corp.	27,209	483,776
SunTrust Banks, Inc.	11,371	750,713
SVB Financial Group*	1,297	374,522
U.S. Bancorp.	38,128	1,907,163
Wells Fargo & Co.	107,127	5,939,121
Zions Bancorp.	4,762	250,910

		34,532,998

Capital Markets 3.0%
Affiliated Managers Group, Inc.	1,321	196,393
Ameriprise Financial, Inc.	3,537	494,756
Bank of New York Mellon Corp.	24,690	1,331,532
BlackRock, Inc.	3,013	1,503,607
Cboe Global Markets, Inc.	2,725	283,591
Charles Schwab Corp.	29,338	1,499,172
CME Group, Inc.	8,311	1,362,339
E*TRADE Financial Corp.*	6,397	391,241
Franklin Resources, Inc.	7,847	251,496
Intercontinental Exchange, Inc.	14,152	1,040,880
Invesco Ltd.	10,139	269,292
Moody’s Corp.	4,074	694,861
Morgan Stanley	33,304	1,578,610

The accompanying notes are an integral part of the financial statements.

6	|	DWS Equity 500 Index VIP

	Shares	Value ($)
MSCI, Inc.	2,165	358,156
Nasdaq, Inc.	2,898	264,500
Northern Trust Corp.	5,171	532,044
Raymond James Financial, Inc.	3,202	286,099
S&P Global, Inc.	6,135	1,250,865
State Street Corp.	8,920	830,363
T. Rowe Price Group, Inc.	5,916	686,788
The Goldman Sachs Group, Inc.	8,583	1,893,152

		16,999,737

Consumer Finance 0.7%
American Express Co.	17,452	1,710,296
Capital One Financial Corp.	11,837	1,087,820
Discover Financial Services	8,549	601,935
Synchrony Financial	17,358	579,410

		3,979,461

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. “B”*	47,010	8,774,417
Jefferies Financial Group, Inc.	7,433	169,026

		8,943,443

Insurance 2.3%
Aflac, Inc.	18,885	812,433
Allstate Corp.	8,587	783,735
American International Group, Inc.	21,928	1,162,623
Aon PLC	5,972	819,179
Arthur J. Gallagher & Co.	4,506	294,152
Assurant, Inc.	1,251	129,466
Brighthouse Financial, Inc.*	2,925	117,205
Chubb Ltd.	11,350	1,441,677
Cincinnati Financial Corp.	3,696	247,115
Everest Re Group Ltd.	985	227,023
Hartford Financial Services Group, Inc.	8,710	445,342
Lincoln National Corp.	5,314	330,796
Loews Corp.	6,397	308,847
Marsh & McLennan Companies, Inc.	12,389	1,015,526
MetLife, Inc.	24,831	1,082,632
Principal Financial Group, Inc.	6,517	345,075
Progressive Corp.	14,288	845,135
Prudential Financial, Inc.	10,263	959,693
The Travelers Companies, Inc.	6,603	807,811
Torchmark Corp.	2,575	209,631
Unum Group	5,384	199,154
Willis Towers Watson PLC	3,231	489,820
XL Group Ltd.	6,382	357,073

		13,431,143

Health Care 13.8%
Biotechnology 2.5%
AbbVie, Inc.	37,017	3,429,625
Alexion Pharmaceuticals, Inc.*	5,467	678,728
Amgen, Inc.	16,268	3,002,910
Biogen, Inc.*	5,154	1,495,897
Celgene Corp.*	17,268	1,371,425
Gilead Sciences, Inc.	31,761	2,249,949
Incyte Corp.*	4,241	284,147
Regeneron Pharmaceuticals, Inc.*	1,889	651,686
Vertex Pharmaceuticals, Inc.*	6,225	1,058,001

		14,222,368

	Shares	Value ($)
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	42,813	2,611,165
ABIOMED, Inc.*	1,036	423,776
Align Technology, Inc.*	1,762	602,851
Baxter International, Inc.	12,036	888,738
Becton, Dickinson & Co.	6,527	1,563,608
Boston Scientific Corp.*	33,732	1,103,036
Danaher Corp.	15,012	1,481,384
DENTSPLY SIRONA, Inc.	5,525	241,829
Edwards Lifesciences Corp.*	5,130	746,774
Hologic, Inc.*	6,641	263,980
IDEXX Laboratories, Inc.*	2,125	463,123
Intuitive Surgical, Inc.*	2,774	1,327,304
Medtronic PLC	33,078	2,831,808
ResMed, Inc.	3,452	357,558
Stryker Corp.	7,850	1,325,551
The Cooper Companies, Inc.	1,216	286,307
Varian Medical Systems, Inc.*	2,213	251,662
Zimmer Biomet Holdings, Inc.	4,967	553,522

		17,323,976

Health Care Providers & Services 3.1%
Aetna, Inc.	7,991	1,466,348
AmerisourceBergen Corp.	4,016	342,444
Anthem, Inc.	6,234	1,483,879
Cardinal Health, Inc.	7,513	366,860
Centene Corp.*	5,013	617,652
Cigna Corp.	5,937	1,008,993
CVS Health Corp.	24,793	1,595,429
DaVita, Inc.*	3,416	237,207
Envision Healthcare Corp.*	3,013	132,602
Express Scripts Holding Co.*	13,723	1,059,553
HCA Healthcare, Inc.	6,836	701,374
Henry Schein, Inc.*	3,732	271,092
Humana, Inc.	3,363	1,000,930
Laboratory Corp. of America Holdings*	2,493	447,568
McKesson Corp.	4,937	658,596
Quest Diagnostics, Inc.	3,289	361,593
UnitedHealth Group, Inc.	23,473	5,758,866
Universal Health Services, Inc. “B”	2,165	241,268

		17,752,254

Health Care Technology 0.1%
Cerner Corp.*	7,710	460,981

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	7,823	483,774
Illumina, Inc.*	3,591	1,002,930
IQVIA Holdings, Inc.*	3,953	394,589
Mettler-Toledo International, Inc.*	620	358,751
PerkinElmer, Inc.	2,664	195,085
Thermo Fisher Scientific, Inc.	9,828	2,035,772
Waters Corp.*	1,926	372,854

		4,843,755

Pharmaceuticals 4.3%
Allergan PLC	8,282	1,380,775
Bristol-Myers Squibb Co.	39,922	2,209,283
Eli Lilly & Co.	23,323	1,990,152
Johnson & Johnson	65,507	7,948,619
Merck & Co., Inc.	65,707	3,988,415
Mylan NV*	12,691	458,653
Nektar Therapeutics*	3,963	193,513

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	7

	Shares	Value ($)
Perrigo Co. PLC	3,159	230,323
Pfizer, Inc.	142,856	5,182,816
Zoetis, Inc.	11,813	1,006,349

		24,588,898

Industrials 9.4%
Aerospace & Defense 2.6%
Arconic, Inc.	10,161	172,839
Boeing Co.	13,377	4,488,117
General Dynamics Corp.	6,737	1,255,844
Harris Corp.	2,898	418,877
Huntington Ingalls Industries, Inc.	1,092	236,735
L3 Technologies, Inc.	1,906	366,562
Lockheed Martin Corp.	6,071	1,793,556
Northrop Grumman Corp.	4,261	1,311,110
Raytheon Co.	7,025	1,357,089
Rockwell Collins, Inc.	4,002	538,989
Textron, Inc.	6,239	411,212
TransDigm Group, Inc.	1,201	414,513
United Technologies Corp.	18,185	2,273,671

		15,039,114

Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	3,394	283,942
Expeditors International of Washington, Inc.	4,254	310,967
FedEx Corp.	6,010	1,364,631
United Parcel Service, Inc. “B”	16,846	1,789,550

		3,749,090

Airlines 0.4%
Alaska Air Group, Inc.	3,070	185,397
American Airlines Group, Inc.	10,159	385,636
Delta Air Lines, Inc.	15,748	780,156
Southwest Airlines Co.	13,018	662,356
United Continental Holdings, Inc.*	5,755	401,296

		2,414,841

Building Products 0.3%
A.O. Smith Corp.	3,504	207,262
Allegion PLC	2,268	175,452
Fortune Brands Home & Security, Inc.	3,627	194,734
Johnson Controls International PLC	22,719	759,951
Masco Corp.	7,625	285,327

		1,622,726

Commercial Services & Supplies 0.3%
Cintas Corp.	2,098	388,277
Copart, Inc.*	4,936	279,180
Republic Services, Inc.	5,493	375,501
Stericycle, Inc.*	2,030	132,539
Waste Management, Inc.	9,714	790,137

		1,965,634

Construction & Engineering 0.1%
Fluor Corp.	3,501	170,779
Jacobs Engineering Group, Inc.	2,918	185,264
Quanta Services, Inc.*	3,766	125,784

		481,827

	Shares	Value ($)
Electrical Equipment 0.5%
AMETEK, Inc.	5,641	407,055
Eaton Corp. PLC	10,687	798,746
Emerson Electric Co.	15,394	1,064,341
Rockwell Automation, Inc.	3,072	510,659

		2,780,801

Industrial Conglomerates 1.6%
3M Co.	14,506	2,853,620
General Electric Co.	212,181	2,887,784
Honeywell International, Inc.	18,257	2,629,921
Roper Technologies, Inc.	2,510	692,534

		9,063,859

Machinery 1.5%
Caterpillar, Inc.	14,610	1,982,139
Cummins, Inc.	3,820	508,060
Deere & Co.	7,926	1,108,055
Dover Corp.	3,752	274,646
Flowserve Corp.	3,187	128,755
Fortive Corp.	7,466	575,703
Illinois Tool Works, Inc.	7,458	1,033,231
Ingersoll-Rand PLC	6,036	541,610
PACCAR, Inc.	8,601	532,918
Parker-Hannifin Corp.	3,258	507,759
Pentair PLC	3,920	164,954
Snap-on, Inc.	1,367	219,704
Stanley Black & Decker, Inc.	3,750	498,038
Xylem, Inc.	4,355	293,440

		8,369,012

Professional Services 0.3%
Equifax, Inc.	2,968	371,326
IHS Markit Ltd.*	8,638	445,634
Nielsen Holdings PLC	8,061	249,327
Robert Half International, Inc.	3,016	196,342
Verisk Analytics, Inc.*	3,778	406,664

		1,669,293

Road & Rail 1.0%
CSX Corp.	21,397	1,364,701
J.B. Hunt Transport Services, Inc.	2,067	251,244
Kansas City Southern	2,478	262,569
Norfolk Southern Corp.	6,914	1,043,115
Union Pacific Corp.	18,955	2,685,544

		5,607,173

Trading Companies & Distributors 0.2%
Fastenal Co.	6,991	336,477
United Rentals, Inc.*	2,047	302,178
W.W. Grainger, Inc.	1,249	385,191

		1,023,846

Information Technology 25.5%
Communications Equipment 1.0%
Cisco Systems, Inc.	114,894	4,943,889
F5 Networks, Inc.*	1,497	258,158
Juniper Networks, Inc.	8,387	229,971
Motorola Solutions, Inc.	3,962	461,058

		5,893,076

The accompanying notes are an integral part of the financial statements.

8	|	DWS Equity 500 Index VIP

	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. “A”	7,359	641,337
Corning, Inc.	20,292	558,233
FLIR Systems, Inc.	3,286	170,773
IPG Photonics Corp.*	922	203,421
TE Connectivity Ltd.	8,551	770,103

		2,343,867

Internet Software & Services 5.2%
Akamai Technologies, Inc.*	4,213	308,518
Alphabet, Inc. “A”*	7,295	8,237,441
Alphabet, Inc. “C”*	7,415	8,272,545
eBay, Inc.*	22,582	818,823
Facebook, Inc. “A”*	58,589	11,385,015
Twitter, Inc.*	15,926	695,488
VeriSign, Inc.*	2,366	325,136

		30,042,966

IT Services 4.5%
Accenture PLC “A”	15,704	2,569,017
Alliance Data Systems Corp.	1,159	270,279
Automatic Data Processing, Inc.	10,762	1,443,615
Broadridge Financial Solutions, Inc.	2,882	331,718
Cognizant Technology Solutions Corp. “A”	14,314	1,130,663
DXC Technology Co.	6,997	564,028
Fidelity National Information Services, Inc.	8,087	857,465
Fiserv, Inc.*	10,000	740,900
FleetCor Technologies, Inc.*	2,189	461,113
Gartner, Inc.*	2,261	300,487
Global Payments, Inc.	3,939	439,159
International Business Machines Corp.	20,853	2,913,164
Mastercard, Inc. “A”	22,391	4,400,279
Paychex, Inc.	7,815	534,155
PayPal Holdings, Inc.*	27,265	2,270,357
Total System Services, Inc.	4,012	339,094
Visa, Inc. “A”	43,624	5,777,999
Western Union Co.	11,055	224,748

		25,568,240

Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc.*	20,131	301,764
Analog Devices, Inc.	9,050	868,076
Applied Materials, Inc.	24,618	1,137,105
Broadcom, Inc.	9,811	2,380,541
Intel Corp.	113,814	5,657,694
KLA-Tencor Corp.	3,803	389,922
Lam Research Corp.	4,026	695,894
Microchip Technology, Inc.	5,718	520,052
Micron Technology, Inc.*	28,327	1,485,468
NVIDIA Corp.	14,825	3,512,042
Qorvo, Inc.*	3,062	245,481
QUALCOMM, Inc.	36,209	2,032,049
Skyworks Solutions, Inc.	4,492	434,152
Texas Instruments, Inc.	23,897	2,634,644
Xilinx, Inc.	6,247	407,679

		22,702,563
Software 6.0%
Activision Blizzard, Inc.	18,602	1,419,705
Adobe Systems, Inc.*	12,031	2,933,278
ANSYS, Inc.*	2,045	356,198

	Shares	Value ($)
Autodesk, Inc.*	5,358	702,380
CA, Inc.	7,547	269,051
Cadence Design Systems, Inc.*	6,842	296,327
Citrix Systems, Inc.*	3,181	333,496
Electronic Arts, Inc.*	7,499	1,057,509
Intuit, Inc.	5,936	1,212,754
Microsoft Corp.	187,675	18,506,632
Oracle Corp.	72,804	3,207,744
Red Hat, Inc.*	4,331	581,956
salesforce.com, Inc.*	17,233	2,350,581
Symantec Corp.	15,050	310,783
Synopsys, Inc.*	3,628	310,448
Take-Two Interactive Software, Inc.*	2,815	333,183

		34,182,025

Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	120,056	22,223,566
Hewlett Packard Enterprise Co.	37,295	544,880
HP, Inc.	40,066	909,098
NetApp, Inc.	6,506	510,916
Seagate Technology PLC	6,992	394,838
Western Digital Corp.	7,341	568,267
Xerox Corp.	5,356	128,544

		25,280,109

Materials 2.6%
Chemicals 1.9%
Air Products & Chemicals, Inc.	5,358	834,401
Albemarle Corp.	2,666	251,484
CF Industries Holdings, Inc.	5,614	249,262
DowDuPont, Inc.	56,693	3,737,203
Eastman Chemical Co.	3,467	346,561
Ecolab, Inc.	6,376	894,744
FMC Corp.	3,250	289,932
International Flavors & Fragrances, Inc.	1,959	242,838
LyondellBasell Industries NV “A”	7,853	862,652
PPG Industries, Inc.	6,097	632,442
Praxair, Inc.	7,021	1,110,371
The Mosaic Co.	8,710	244,315
The Sherwin-Williams Co.	2,012	820,031

		10,516,236

Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,528	341,248
Vulcan Materials Co.	3,218	415,315

		756,563

Containers & Packaging 0.3%
Avery Dennison Corp.	2,126	217,064
Ball Corp.	8,500	302,175
International Paper Co.	10,098	525,904
Packaging Corp. of America	2,330	260,471
Sealed Air Corp.	3,922	166,489
WestRock Co.	6,337	361,336

		1,833,439

Metals & Mining 0.3%
Freeport-McMoRan, Inc.	32,921	568,217
Newmont Mining Corp.	13,052	492,191
Nucor Corp.	7,788	486,750

		1,547,158

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	9

	Shares	Value ($)
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	2,521	318,075
American Tower Corp.	10,785	1,554,873
Apartment Investment & Management Co. “A”	3,882	164,209
AvalonBay Communities, Inc.	3,369	579,097
Boston Properties, Inc.	3,765	472,206
Crown Castle International Corp.	10,130	1,092,217
Digital Realty Trust, Inc.	5,024	560,578
Duke Realty Corp.	8,587	249,281
Equinix, Inc.	1,934	831,407
Equity Residential	8,988	572,446
Essex Property Trust, Inc.	1,607	384,185
Extra Space Storage, Inc.	3,052	304,620
Federal Realty Investment Trust	1,800	227,790
GGP, Inc.	15,545	317,584
HCP, Inc.	11,367	293,496
Host Hotels & Resorts, Inc.	18,256	384,654
Iron Mountain, Inc.	6,974	244,160
Kimco Realty Corp.	10,166	172,720
Mid-America Apartment Communities, Inc.	2,744	276,238
Prologis, Inc.	13,072	858,700
Public Storage	3,671	832,803
Realty Income Corp.	7,024	377,821
Regency Centers Corp.	3,535	219,453
SBA Communications Corp. *	2,809	463,822
Simon Property Group, Inc.	7,560	1,286,636
SL Green Realty Corp.	2,195	220,663
The Macerich Co.	2,726	154,919
UDR, Inc.	6,447	242,020
Ventas, Inc.	8,647	492,447
Vornado Realty Trust	4,290	317,117
Welltower, Inc.	9,152	573,739
Weyerhaeuser Co.	18,484	673,927

		15,713,903

Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	7,348	350,794

Telecommunication Services 2.0%
Diversified Telecommunication Services
AT&T, Inc.	177,709	5,706,236
CenturyLink, Inc.	23,729	442,309
Verizon Communications, Inc.	100,946	5,078,593

		11,227,138

Utilities 2.9%
Electric Utilities 1.8%
Alliant Energy Corp.	5,573	235,849
American Electric Power Co., Inc.	12,066	835,570
Duke Energy Corp.	17,172	1,357,962
Edison International	7,926	501,478
Entergy Corp.	4,379	353,779
Evergy, Inc.	6,684	375,307
Eversource Energy	7,716	452,235
Exelon Corp.	23,595	1,005,147
FirstEnergy Corp.	11,079	397,847
NextEra Energy, Inc.	11,498	1,920,511
PG&E Corp.	12,537	533,575
Pinnacle West Capital Corp.	2,785	224,360

	Shares	Value ($)
PPL Corp.	17,167	490,118
Southern Co.	24,669	1,142,421
Xcel Energy, Inc.	12,395	566,203

		10,392,362

Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	16,425	220,259
NRG Energy, Inc.	7,183	220,518

		440,777

Multi-Utilities 0.9%
Ameren Corp.	5,896	358,772
CenterPoint Energy, Inc.	10,451	289,597
CMS Energy Corp.	6,860	324,341
Consolidated Edison, Inc.	7,613	593,662
Dominion Energy, Inc	15,931	1,086,176
DTE Energy Co.	4,456	461,775
NiSource, Inc.	8,389	220,463
Public Service Enterprise Group, Inc.	12,380	670,253
SCANA Corp.	3,533	136,091
Sempra Energy	6,447	748,561
WEC Energy Group, Inc.	7,674	496,124

		5,385,815

Water Utilities 0.1%
American Water Works Co., Inc.	4,326	369,354
Total Common Stocks (Cost $275,600,632)		562,385,681

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.57%**, 7/19/2018 (b) (Cost $584,541)	585,000	584,520

	Shares	Value ($)
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares,” 1.80% (c) (d) (Cost $320,563)	320,563	320,563

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 1.85% (c) (Cost $9,101,573)	9,101,573	9,101,573

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $285,607,309)	100.0	572,392,337
Other Assets and Liabilities, Net	0.0	265,880
Net Assets	100.0	572,658,217

The accompanying notes are an integral part of the financial statements.

10	|	DWS Equity 500 Index VIP

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares,” 1.80% (c) (d)
870,253	—	549,690	—	—	1,741	—	320,563	320,563
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 1.85% (c)
5,621,694	32,705,178	29,225,299	—	—	50,205	—	9,101,573	9,101,573
6,491,947	32,705,178	29,774,989	—	—	51,946	—	9,422,136	9,422,136

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $306,748, which is 0.1% of net assets.

(b)	At June 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

S&P: Standard & Poor’s

At June 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	9/21/2018	77	10,706,813	10,478,160	(228,653)

Currency Abbreviation

USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$562,385,681	$—	$—	$562,385,681
Government & Agency Obligation	—	584,520	—	584,520
Short-Term Investments (e)	9,422,136	—	—	9,422,136
Total	$571,807,817	$584,520	$—	$572,392,337

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f) Futures Contracts	$(228,653)	$—	$—	$(228,653)
Total	$(228,653)	$—	$—	$(228,653)

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(e)	See Investment Portfolio for additional detailed categorizations.

(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	11

Statement of

Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $276,185,173) — including $306,748 of securities loaned	$562,970,201
Investment in DWS Government & Agency Securities Portfolio (cost $320,563)*	320,563
Investment in DWS Central Cash Management Government Fund (cost $9,101,573)	9,101,573
Cash	10,459
Receivable for investments sold	590,427
Receivable for Fund shares sold	120,699
Dividends receivable	468,369
Interest receivable	9,083
Receivable for variation margin on futures contracts	8,861
Other assets	4,394
Total assets	573,604,629

Liabilities
Payable upon return of securities loaned	320,563
Payable for investments purchased	279,165
Payable for Fund shares redeemed	99,815
Accrued management fee	79,019
Accrued Trustees’ fees	2,318
Other accrued expenses and payables	165,532
Total liabilities	946,412
Net assets, at value	$572,658,217

Net Assets Consist of
Undistributed net investment income	4,636,316
Net unrealized appreciation (depreciation) on:
Investments	286,785,028
Futures	(228,653)
Accumulated net realized gain (loss)	3,692,168
Paid-in capital	277,773,358
Net assets, at value	$572,658,217
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($529,373,051 ÷ 26,060,852 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$20.31
Class B
Net Asset Value, offering and redemption price per share ($26,389,318 ÷ 1,297,643 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$20.34
Class B2
Net Asset Value, offering and redemption price per share ($16,895,848 ÷ 830,341 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$20.35
*	Represents collateral on securities loaned.

     Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Dividends	$5,672,361
Interest	4,180
Income distributions — DWS Central Cash Management Government Fund	50,205
Securities lending income, net of borrower rebates	1,741
Total income	5,728,487
Expenses:
Management fee	574,946
Administration fee	287,473
Services to shareholders	1,677
Record keeping fee (Class B and Class B-2)	27,992
Distribution service fees (Class B and Class B-2)	53,027
Custodian fee	13,613
Professional fees	41,571
Reports to shareholders	18,475
Trustees’ fees and expenses	17,038
Other	20,497
Total expenses before expense reductions	1,056,309
Expense reductions	(88,088)
Total expenses after expense reductions	968,221
Net investment income (loss)	4,760,266

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	12,759,065
Futures	362,189
13,121,254
Change in net unrealized appreciation (depreciation) on:
Investments	(3,108,812)
Futures	(308,970)
(3,417,782)
Net gain (loss)	9,703,472
Net increase (decrease) in net assets resulting from operations	$14,463,738

The accompanying notes are an integral part of the financial statements.

12	|	DWS Equity 500 Index VIP

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income (loss)	$4,760,266	$9,504,006
Net realized gain (loss)	13,121,254	51,290,381
Change in net unrealized appreciation (depreciation)	(3,417,782)	51,086,988
Net increase (decrease) in net assets resulting from operations	14,463,738	111,881,375
Distributions to shareholders from:
Net investment income:
Class A	(9,009,237)	(9,614,078)
Class B	(354,619)	(291,291)
Class B2	(223,517)	(232,694)
Net realized gains:
Class A	(46,560,343)	(27,007,783)
Class B	(2,250,530)	(972,179)
Class B2	(1,492,642)	(832,427)
Total distributions	(59,890,888)	(38,950,452)
Fund share transactions:
Class A
Proceeds from shares sold	7,832,664	14,878,880
Reinvestment of distributions	55,569,580	36,621,861
Cost of shares redeemed	(32,524,732)	(98,129,716)
Net increase (decrease) in net assets from Class A share transactions	30,877,512	(46,628,975)
Class B
Proceeds from shares sold	2,978,043	7,279,737
Reinvestment of distributions	2,605,149	1,263,470
Cost of shares redeemed	(2,453,249)	(4,494,346)
Net increase (decrease) in net assets from Class B share transactions	3,129,943	4,048,861
Class B2
Proceeds from shares sold	403,168	375,574
Reinvestment of distributions	1,716,159	1,065,121
Cost of shares redeemed	(1,123,823)	(2,854,784)
Net increase (decrease) in net assets from Class B2 share transaction	995,504	(1,414,089)
Increase (decrease) in net assets	(10,424,191)	28,936,720
Net assets at beginning of period	583,082,408	554,145,688
Net assets at end of period (including undistributed net investment income of $4,636,316 and $9,463,423, respectively)	$572,658,217	$583,082,408

Other Information	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Class A
Shares outstanding at beginning of period	24,366,996	26,513,791
Shares sold	356,905	724,657
Shares issued to shareholders in reinvestment of distributions	2,826,530	1,870,371
Shares redeemed	(1,489,579)	(4,741,823)
Net increase (decrease) in Class A shares	1,693,856	(2,146,795)
Shares outstanding at end of period	26,060,852	24,366,996
Class B
Shares outstanding at beginning of period	1,138,481	940,533
Shares sold	137,794	355,052
Shares issued to shareholders in reinvestment of distributions	132,308	64,397
Shares redeemed	(110,940)	(221,501)
Net increase (decrease) in Class B shares	159,162	197,948
Shares outstanding at end of period	1,297,643	1,138,481
Class B2
Shares outstanding at beginning of period	776,819	843,125
Shares sold	18,017	18,378
Shares issued to shareholders in reinvestment of distributions	87,115	54,260
Shares redeemed	(51,610)	(138,944)
Net increase (decrease) in Class B2 shares	53,522	(66,306)
Shares outstanding at end of period	830,341	776,819

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	13

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$22.19		$19.58	$19.40	$20.41	$19.01	$15.01
Income (loss) from investment operations:
Net investment income (loss)[a]	.18		.34	.35	.35	.33	.30
Net realized and unrealized gain (loss)	.29		3.69	1.74	(.10)	2.10	4.37
Total from investment operations	.47		4.03	2.09	.25	2.43	4.67
Less distributions from:
Net investment income	(.38)		(.37)	(.40)	(.33)	(.37)	(.31)
Net realized gains	(1.97)		(1.05)	(1.51)	(.93)	(.66)	(.36)
Total distributions	(2.35)		(1.42)	(1.91)	(1.26)	(1.03)	(.67)
Net asset value, end of period	$20.31		$22.19	$19.58	$19.40	$20.41	$19.01
Total Return (%)[b]	2.46	**	21.53	11.61	1.13	13.39	31.93

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	529		541	519	530	610	600
Ratio of expenses before expense reductions (%)[d]	.34	*	.34	.34	.34	.34	.34
Ratio of expenses after expense reductions (%)[d]	.31	*	.33	.33	.33	.33	.34
Ratio of net investment income (%)	1.68	*	1.67	1.88	1.77	1.70	1.76
Portfolio turnover rate (%)	1	**	3	4	3	3	4 [c]

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/18		Years Ended December 31,
Class B	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$22.17		$19.58	$19.40	$20.40	$19.01	$15.00
Income (loss) from investment operations:
Net investment income (loss)[a]	.14		.28	.30	.30	.28	.34
Net realized and unrealized gain (loss)	.31		3.67	1.74	(.09)	2.09	4.29
Total from investment operations	.45		3.95	2.04	.21	2.37	4.63
Less distributions from:
Net investment income	(.31)		(.31)	(.35)	(.28)	(.32)	(.26)
Net realized gains	(1.97)		(1.05)	(1.51)	(.93)	(.66)	(.36)
Total distributions	(2.28)		(1.36)	(1.86)	(1.21)	(.98)	(.62)
Net asset value, end of period	$20.34		$22.17	$19.58	$19.40	$20.40	$19.01
Total Return (%)[b]	2.36	**	21.07	11.32	.92	13.05	31.68

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26		25	18	12	7	5
Ratio of expenses before expense reductions (%)[d]	.71	*	.71	.69	.67	.62	.59
Ratio of expenses after expense reductions (%)[d]	.65	*	.65	.61	.58	.58	.58
Ratio of net investment income (%)	1.34	*	1.35	1.61	1.53	1.45	2.11
Portfolio turnover rate (%)	1	**	3	4	3	3	4 [c]

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

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	Six Months Ended 6/30/18		Years Ended December 31,
Class B2	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$22.18		$19.57	$19.39	$20.40	$18.99	$14.99
Income (loss) from investment operations:
Net investment income (loss)[a]	.14		.26	.28	.28	.27	.23
Net realized and unrealized gain (loss)	.29		3.69	1.74	(.10)	2.09	4.37
Total from investment operations	.43		3.95	2.02	.18	2.36	4.60
Less distributions from:
Net investment income	(.29)		(.29)	(.33)	(.26)	(.29)	(.24)
Net realized gains	(1.97)		(1.05)	(1.51)	(.93)	(.66)	(.36)
Total distributions	(2.26)		(1.34)	(1.84)	(1.19)	(.95)	(.60)
Net asset value, end of period	$20.35		$22.18	$19.57	$19.39	$20.40	$18.99
Total Return (%)[b]	2.29	**	21.06	11.20	.76	13.00	31.44

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17		17	17	17	19	20
Ratio of expenses before expense reductions (%)[d]	.74	*	.74	.74	.74	.74	.74
Ratio of expenses after expense reductions (%)[d]	.71	*	.72	.71	.68	.68	.72
Ratio of net investment income (%)	1.28	*	1.27	1.50	1.42	1.35	1.39
Portfolio turnover rate (%)	1	**	3	4	3	3	4 [c]

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	15

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Investments VIT Funds (formerly Deutsche Investments VIT Funds) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Equity 500 Index VIP (formerly Deutsche Equity 500 Index VIP) (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate of 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B and Class B2 shares are subject to record keeping fees equal to an annual rate up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in

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determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of June 30, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $294,499,895. The net unrealized appreciation for all investments based on tax cost was $280,834,182. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $300,179,590 and aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $19,345,408.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on

DWS Equity 500 Index VIP	|	17

investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2018, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2018 is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment in futures contracts purchased had a total notional value generally indicative of a range from $6,690,000 to approximately $10,478,000.

The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$(228,653)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

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Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$362,189

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$(308,970)

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $7,149,716 and $21,357,975, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund’s average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.20% of the Fund’s average daily net assets.

For the period from January 1, 2018 through April 30, 2019, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each classes as follows:

Class A	.31%
Class B	.65%
Class B2	.75%

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$77,808
Class B	7,793
Class B2	2,487
$88,088

DWS Equity 500 Index VIP	|	19

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $287,473, of which $47,776 is unpaid.

Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the six months ended June 30, 2018, the Distribution Service Fees were as follows:

Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2018
Class B	$31,691	$5,417
Class B2	21,336	3,544
	$53,027	$8,961

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2018
Class A	$221	$72
Class B	40	12
Class B2	31	9
	$292	$93

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $8,568, of which $8,367 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2018, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $131.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of

20	|	DWS Equity 500 Index VIP

the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2018.

F. Ownership of the Fund

At June 30, 2018, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 53% and 13%, respectively. At June 30, 2018, one participating insurance company was beneficial owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 83%. At June 30, 2018, one participating insurance company was a beneficial owner of record of 91% of the total outstanding Class B2 shares of the Fund.

G. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” become known as the “DWS Funds.” As a result, Deutsche Investments VIT Funds was renamed Deutsche DWS Investments VIT Funds and Deutsche Equity 500 Index VIP was renamed DWS Equity 500 Index VIP.

DWS Equity 500 Index VIP	|	21

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018

Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,024.60	$1,023.60	$1,022.90
Expenses Paid per $1,000*	$1.56	$3.26	$3.56

Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,023.26	$1,021.57	$1,021.27
Expenses Paid per $1,000*	$1.56	$3.26	$3.56

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.31%	.65%	.71%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

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Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

DWS Equity 500 Index VIP	|	23

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Equity 500 Index VIP’s (now known as DWS Equity 500 Index VIP) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by

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Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by

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DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

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Notes

VIT-EQU500-3 (R-028371-7 8/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/15/2018